PROVISIONS - Schedule of provisions (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
PROVISIONS
Balance at beginning	$ 39.6
Changes in other provisions
Provisions made during the period	25.0
Provisions used during the period	(16.1)
Provisions reversed during the period	(2.8)
Translation differences	4.3
Balance at ending	50.0
Long-term provisions	13.7
Current provisions	36.3
Total	50.0
Product warranty
PROVISIONS
Balance at beginning	25.0
Changes in other provisions
Provisions made during the period	6.3
Provisions used during the period	(5.6)
Provisions reversed during the period	(0.6)
Translation differences	(0.4)
Balance at ending	24.7
Restructuring
PROVISIONS
Balance at beginning	1.6
Changes in other provisions
Provisions made during the period	11.8
Provisions used during the period	(10.1)
Provisions reversed during the period	(0.1)
Translation differences	(0.8)
Balance at ending	2.4
Other
PROVISIONS
Balance at beginning	13.0
Changes in other provisions
Provisions made during the period	6.9
Provisions used during the period	(0.4)
Provisions reversed during the period	(2.1)
Translation differences	5.5
Balance at ending	$ 22.9